Contract Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Contract assets
Contract assets are comprised of the following at December 31:

	2017	2016
Long-term product service agreements	$589	$472
Long-term equipment contract revenue (1)	1,095	761
Contract assets (total revenue in excess of billings)(2)	1,684	1,233
Deferred inventory costs (3)	360	276
Contract and other deferred assets	$2,044	$1,509

(1)	Reflects revenue earned in excess of billings on our long-term contracts to construct technically complex equipment.

(2)	Contract assets (total revenue in excess of billings) were $1,080 million as of January 1, 2016.

(3)	Deferred inventory costs were $337 million as of January 1, 2016, which represents cost deferral for shipped goods and other costs for which the criteria for revenue recognition has not yet been met.
Contract liabilities are comprised of the following:

	2017	2016
Progress collections	$1,456	$1,673
Deferred income	319	365
Progress collections and deferred income (contract liabilities) (1)	$1,775	$2,038

(1)	Progress collections and deferred income (contract liabilities) were $2,757 million at January 1, 2016.